Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A SGD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B SGD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	(Accumulated deficit)/ Retained earnings SGD ($)	(Accumulated deficit)/ Retained earnings USD ($)	SGD ($)	USD ($)
Balance (in Dollars)		$ 1,352		$ 1,352		$ 997,296				$ (2,140,107)		$ (1,140,107)
Balance (in Shares) | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance at Dec. 31, 2021		$ 1,352		$ 1,352		997,296				(2,140,107)		(1,140,107)
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss)										617,725		617,725
Balance at Dec. 31, 2022		$ 1,352		$ 1,352		997,296				(1,522,382)		(522,382)
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,352		$ 1,352		997,296				(1,522,382)		(522,382)
Balance (in Shares) | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss)										2,390,166		2,390,166
Balance at Dec. 31, 2023		$ 1,352		$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,352		$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) | shares	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 197				5,293,416						5,293,613
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares) | shares	[1]	1,500,000	1,500,000
Net income (loss)										(1,031,138)		(1,031,138)	$ (754,750)
Foreign currency translation adjustment								250,665				250,665
Balance at Dec. 31, 2024		$ 1,549	$ 1,150	$ 1,352	$ 1,000	6,290,712	$ 4,604,506	250,665	$ 183,476	(163,354)	$ (119,569)	6,380,924	4,670,563
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,549	$ 1,150	$ 1,352	$ 1,000	$ 6,290,712	$ 4,604,506	$ 250,665	$ 183,476	$ (163,354)	$ (119,569)	$ 6,380,924	$ 4,670,563
Balance (in Shares) | shares	[1]	11,500,000	11,500,000	10,000,000	10,000,000

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.